UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®

Investment portfolio

December 31, 2017

unaudited

Common stocks 93.19% Consumer discretionary 19.20%	Shares	Value (000)
Seria Co., Ltd.1,2	4,334,948	$260,946
Lions Gate Entertainment Corp., Class A1,3	4,128,393	139,581
Lions Gate Entertainment Corp., Class B1,3	3,790,393	120,307
Dollarama Inc.	2,005,000	250,505
YOOX Net-A-Porter Group SPA1,2,3	7,141,669	249,270
Domino’s Pizza, Inc.	1,255,061	237,156
GVC Holdings PLC1,2	15,635,894	195,241
Hilton Grand Vacations Inc.3	4,037,586	169,377
Planet Fitness, Inc., Class A3	4,123,511	142,797
Melco International Development Ltd.2	47,409,000	139,060
Evolution Gaming Group AB1,2	1,943,200	137,303
ASOS PLC2,3	1,491,741	135,191
TopBuild Corp.3	1,745,000	132,166
Entertainment One Ltd.1,2	27,650,631	121,086
Five Below, Inc.3	1,726,402	114,495
Paddy Power Betfair PLC2	886,052	105,117
Crompton Greaves Consumer Electricals Ltd.2	24,438,000	105,085
Beauty Community PCL, foreign registered1,2	162,783,000	104,299
zooplus AG, non-registered shares1,2,3	560,634	100,853
Ted Baker PLC1,2	2,671,897	97,404
Cedar Fair, LP	1,496,000	97,225
Endurance Technologies Ltd.2	4,213,890	90,013
Jumbo SA2	5,028,161	89,742
MakeMyTrip Ltd., non-registered shares1,3	2,883,700	86,079
MakeMyTrip Ltd., non-registered shares1,3,4	92,000	2,746
Ace Hardware Indonesia Tbk PT1,2	1,029,749,965	87,585
Nien Made Enterprise Co., Ltd.2	8,186,000	87,467
Caesars Entertainment Corp.3	6,811,460	86,165
At Home Group Inc.3	2,830,940	86,032
Tailored Brands, Inc.1	3,935,600	85,914
POYA International Co., Ltd.1,2	6,803,267	85,128
Taiwan Paiho Ltd.1,2	20,561,000	83,588
Domino’s Pizza Group PLC2	17,585,000	82,029
Gentex Corp.	3,909,134	81,896
Cairn Homes PLC2,3	34,415,000	80,647
Sleep Country Canada Holdings Inc.1	3,011,968	80,032
Belmond Ltd., Class A3	6,498,000	79,600
Delta Corp Ltd.1,2	15,990,000	77,176
Strayer Education, Inc.1	845,750	75,762
Ladbrokes Coral Group PLC2	29,522,600	72,210
Countryside Properties PLC2	14,524,434	69,200
KB Home	2,117,000	67,638
Maisons du Monde SA2	1,469,414	66,449
Moncler SpA2	2,120,000	66,234
Page Industries Ltd.2	162,500	64,872
AA PLC2	27,840,061	63,858
Grand Canyon Education, Inc.3	690,400	61,812

SMALLCAP World Fund — Page 1 of 22

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Cie. Plastic Omnium SA2	1,295,995	$58,916
Estácio Participações SA, ordinary nominative	5,925,000	58,623
Ocado Group PLC2,3	10,603,000	56,671
Signet Jewelers Ltd.	1,000,000	56,550
Despegar.com, Corp.3	2,049,312	56,315
Domino’s Pizza Enterprises Ltd.2	1,541,446	56,150
ElringKlinger AG2	2,436,200	54,482
Adtalem Global Education Inc.	1,281,000	53,866
Brunello Cucinelli SpA2	1,608,281	52,114
Installed Building Products, Inc.3	683,000	51,874
Hyundai Wia Corp.2	845,073	51,330
Spin Master Corp., subordinate voting shares3	1,159,000	49,808
Tele Columbus AG2,3	4,429,000	49,060
Ollie’s Bargain Outlet Holdings, Inc.3	915,000	48,724
TVS Motor Co Ltd.2	3,779,996	45,583
BCA Marketplace PLC2	15,793,000	43,512
CalAtlantic Group, Inc.	750,800	42,338
Nifco Inc.2	591,600	40,388
Hostelworld Group PLC1,2	7,645,662	39,601
Kyoritsu Maintenance Co., Ltd.2	975,400	39,405
Chow Sang Sang Holdings International Ltd.2	15,940,000	38,466
Greene King PLC2	4,696,350	35,177
Vail Resorts, Inc.	165,497	35,163
World Wrestling Entertainment, Inc., Class A	1,140,000	34,861
Newell Brands Inc.	1,115,212	34,460
Lands’ End, Inc.1,3	1,761,232	34,432
Texas Roadhouse, Inc.	637,440	33,580
Six Flags Entertainment Corp.	500,000	33,285
ServiceMaster Global Holdings, Inc.3	647,000	33,172
Cuckoo Electronics Co., Ltd.2,5	218,000	32,938
CVC Brasil Operadora e Agência de Viagens SA, ordinary nominative	2,250,000	32,898
Eros International PLC, Class A3	3,182,638	30,713
Eros International PLC, Class A3,6	216,500	2,089
Stella International Holdings Ltd.2	21,117,500	31,796
JINS Inc.2	599,000	31,448
Cavco Industries, Inc.3	204,000	31,130
Inchcape PLC2	2,951,460	31,117
Greggs PLC2	1,647,800	30,977
Kindred Group PLC (SDR)2	2,097,000	29,995
Cyrela Brazil Realty SA, ordinary nominative	7,469,600	29,769
M.D.C. Holdings, Inc.	895,860	28,560
Glenveagh Properties PLC2,3	20,115,000	28,431
Century Communities, Inc.3	911,000	28,332
Cox & Kings Ltd.2	6,500,000	27,613
Zhongsheng Group Holdings Ltd.2	11,153,500	25,348
TAKKT AG2	1,122,278	25,347
Lennar Corp., Class A	394,000	24,917
Lennar Corp., Class B	7,880	407
D.R. Horton, Inc.	490,000	25,024
Daily Mail and General Trust PLC, Class A, nonvoting2	2,971,000	23,876
Elang Mahkota Teknologi Tbk PT2	34,046,900	23,838
boohoo.com PLC2,3	9,233,250	23,499
Melco Resorts & Entertainment Ltd. (ADR)	800,000	23,232
Capella Education Co.	300,000	23,220
Dalata Hotel Group PLC2,3	2,929,000	22,122

SMALLCAP World Fund — Page 2 of 22

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Ctrip.com International, Ltd. (ADR)3	464,000	$20,462
POLYTEC Holding AG, non-registered shares2	834,369	18,593
Hathway Cable and Datacom Ltd.2,3	29,276,000	18,279
Fairfax Media Ltd.2	27,980,000	16,962
HUGO BOSS AG2	195,848	16,613
Lithia Motors, Inc., Class A	143,000	16,243
L’Occitane International SA2	8,562,051	15,687
Wowprime Corp.2	3,467,000	15,633
Minor International PCL, nonvoting depositary receipt2	11,350,000	15,215
Shop Apotheke Europe NV2,3	267,857	14,894
Toll Brothers, Inc.	300,000	14,406
Penske Automotive Group, Inc.	300,000	14,355
Matahari Department Store Tbk PT2	19,189,100	14,105
Valeo SA, non-registered shares2	183,000	13,638
Mulberry Group PLC2	954,000	13,591
PT Surya Citra Media Tbk2	73,600,000	13,425
Nokian Renkaat Oyj2	270,000	12,230
Talwalkars Better Value Fitness Ltd.1,2	2,389,000	11,897
I.T Limited2	27,638,000	11,779
DO & CO AG, non-registered shares2	205,755	11,654
Chipotle Mexican Grill, Inc.3	39,890	11,529
DineEquity, Inc.	216,200	10,968
Central European Media Enterprises Ltd., Class A3	2,220,000	10,323
Samsonite International SA2	2,175,000	9,991
William Hill PLC2	2,253,000	9,780
Eclat Textile Co., Ltd.2	939,840	9,405
Tiffany & Co.	90,000	9,355
BNN Technology PLC1,2,3,5	19,007,000	8,623
Kongsberg Automotive ASA2,3	4,550,000	6,503
China Zenix Auto International Ltd. (ADR)3	2,152,000	2,604
Zinc Media Group PLC2,3	343,900	4
		7,489,626
Information technology 14.01%
AAC Technologies Holdings Inc.2	17,190,500	305,724
Paycom Software, Inc.1,3	3,031,716	243,538
RingCentral, Inc., Class A3	4,979,000	240,984
Qorvo, Inc.3	3,331,430	221,873
WIN Semiconductors Corp.2	18,757,009	177,278
Vanguard International Semiconductor Corp.2	77,561,386	171,594
Square, Inc., Class A3	3,527,830	122,310
Mellanox Technologies, Ltd.3	1,796,000	116,201
EPAM Systems, Inc.3	1,070,994	115,057
Halma PLC2	6,749,967	114,552
ZPG PLC1,2	25,498,395	113,745
Inphi Corp.1,3	2,970,199	108,709
Zebra Technologies Corp., Class A3	1,019,300	105,803
MINDBODY, Inc., Class A3	3,400,000	103,530
VTech Holdings Ltd.2	7,858,500	102,986
Acacia Communications, Inc.1,3	2,838,460	102,837
Callidus Software Inc. (USA)1,3	3,420,000	97,983
Alarm.Com Holdings, Inc.1,3	2,550,000	96,262
Topcon Corp.2	4,387,510	94,785
Globant SA1,3	2,017,510	93,734
eMemory Technology Inc.1,2	6,146,000	88,146

SMALLCAP World Fund — Page 3 of 22

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Talend SA (ADR)1,3	2,164,055	$81,109
MercadoLibre, Inc.	238,100	74,921
Versum Materials, Inc.	1,929,190	73,020
SUNeVision Holdings Ltd.2	89,854,000	68,286
Cloudera, Inc.3	4,033,000	66,625
Lumentum Holdings Inc.3	1,352,100	66,118
Hamamatsu Photonics KK2	1,916,930	64,217
RIB Software SE2	2,153,816	63,940
Coupa Software Inc.3	2,033,112	63,474
Mitel Networks Corp.1,3	7,685,900	63,255
Quotient Technology Inc.1,3	5,311,667	62,412
Takeaway.com NV2,3	1,000,000	61,029
Moneysupermarket.com Group PLC2	12,483,000	59,963
TravelSky Technology Ltd., Class H2	19,960,000	59,816
Wix.com Ltd.3	1,036,000	59,622
CDW Corp.	850,000	59,066
SPS Commerce, Inc.1,3	1,159,000	56,316
DeNA Co., Ltd.2	2,703,010	55,741
Douzone Bizon Co., Ltd.2	1,755,000	54,504
MACOM Technology Solutions Holdings, Inc.3	1,616,000	52,585
Yandex NV, Class A3	1,530,000	50,108
Dolby Laboratories, Inc., Class A	800,000	49,600
Cognex Corp.	800,000	48,928
Vakrangee Ltd.2	7,210,000	47,412
OBIC Co., Ltd.2	632,500	46,495
X-Fab Silicon Foundries SE2,3	3,766,519	43,226
Siltronic AG2,3	294,000	42,672
InterXion Holding NV, non-registered shares3	700,000	41,251
Nemetschek SE2	457,800	41,040
Integrated Device Technology, Inc.3	1,341,000	39,868
Cray Inc.3	1,632,827	39,514
Silicon Laboratories Inc.3	434,000	38,322
ASM Pacific Technology Ltd.2	2,746,700	38,204
Autodesk, Inc.3	360,000	37,739
Finisar Corp.3	1,850,500	37,658
Viavi Solutions Inc.3	4,303,000	37,608
Alteryx, Inc., Class A3	1,444,433	36,501
ANGI Homeservices Inc., Class A3	3,390,312	35,463
TEMENOS Group AG (Switzerland)2	270,000	34,553
Trimble Inc.3	840,000	34,138
Cypress Semiconductor Corp.	2,200,000	33,528
AIXTRON SE2,3	2,434,518	33,507
II-VI, Inc.3	699,300	32,832
CoStar Group, Inc.3	100,000	29,695
Gogo Inc.3	2,220,000	25,042
GoldMoney Inc.1,3	3,531,100	17,613
GoldMoney Inc.1,2,3,6	1,400,000	6,285
MagnaChip Semiconductor Corp.1,3	2,355,000	23,432
Zillow Group, Inc., Class C, nonvoting3	525,000	21,483
Semtech Corp.3	620,000	21,204
Datalex PLC1,2	6,106,000	20,882
Kakaku.com, Inc.2	1,232,500	20,844
Sunny Optical Technology (Group) Co., Ltd.2	1,491,000	18,887
istyle Inc.2	2,228,700	17,411
YY Inc., Class A (ADR)3	134,000	15,150

SMALLCAP World Fund — Page 4 of 22

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Ultimate Software Group, Inc.3	55,700	$12,155
BlackLine, Inc.3	350,000	11,480
Matrimony.com Ltd.2,3	775,359	11,408
Ellie Mae, Inc.3	125,000	11,175
Veeco Instruments Inc.3	600,000	8,910
Infinera Corp.3	1,324,000	8,381
Ribbon Communications Inc.3	984,956	7,614
Tobii AB2,3	1,699,500	7,334
TOTVS SA, ordinary nominative	775,000	6,983
Alten SA, non-registered shares2	77,500	6,467
Xurpas Inc.2	41,778,000	4,656
iEnergizer Ltd.2,3	7,650,500	4,442
		5,462,750
Health care 13.55%
Bluebird Bio, Inc.3	2,106,520	375,171
Molina Healthcare, Inc.1,3	4,069,005	312,011
GW Pharmaceuticals PLC (ADR)1,3	2,187,292	288,744
Insulet Corp.1,3	3,734,000	257,646
Intuitive Surgical, Inc.3	405,000	147,801
Centene Corp.3	1,459,439	147,228
WuXi Biologics (Cayman) Inc.2,3	26,176,231	146,606
Integra LifeSciences Holdings Corp.3	2,548,010	121,948
Fleury SA, ordinary nominative	12,935,000	115,464
WellCare Health Plans, Inc.3	513,000	103,169
Incyte Corp.3	1,088,122	103,056
Cotiviti Holdings, Inc.3	3,163,563	101,898
NuVasive, Inc.3	1,694,077	99,087
Sysmex Corp.2	1,204,758	94,866
Dechra Pharmaceuticals PLC2	3,260,018	92,065
EXACT Sciences Corp.3	1,750,000	91,945
Fisher & Paykel Healthcare Corp. Ltd.2	9,034,580	91,617
iRhythm Technologies, Inc.1,3	1,631,200	91,429
China Biologic Products Holdings, Inc.3	1,085,500	85,505
athenahealth, Inc.3	615,000	81,820
Galapagos NV2,3	803,989	76,164
Vitrolife AB2	966,959	73,434
Illumina, Inc.3	335,200	73,238
Nakanishi Inc.2	1,390,900	72,543
Flexion Therapeutics, Inc.1,3	2,872,000	71,915
Genomma Lab Internacional, SAB de CV, Series B1,3	67,483,000	70,426
Glaukos Corp.1,3	2,740,000	70,281
CONMED Corp.	1,373,300	69,997
Lifco AB, Class B2	1,984,000	68,753
Ultragenyx Pharmaceutical Inc.3	1,417,970	65,765
Teleflex Inc.	251,760	62,643
Osstem Implant Co., Ltd.1,2,3	1,078,621	59,497
Galenica AG2,3	1,138,269	58,458
Wright Medical Group NV3	2,510,357	55,730
Editas Medicine, Inc.3	1,770,000	54,392
Neurocrine Biosciences, Inc.3	688,000	53,382
Evolent Health, Inc., Class A1,3	4,142,000	50,947
Juno Therapeutics, Inc.3	1,080,000	49,367
DexCom, Inc.3	860,000	49,355
BioMarin Pharmaceutical Inc.3	531,500	47,394

SMALLCAP World Fund — Page 5 of 22

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Adaptimmune Therapeutics PLC (ADR)1,3	6,792,700	$45,375
Hologic, Inc.3	1,035,600	44,272
Prothena Corp. PLC3	1,168,214	43,796
Hikma Pharmaceuticals PLC2	2,841,100	43,476
CryoLife, Inc.1,3	2,157,251	41,311
Brookdale Senior Living Inc.3	4,210,000	40,837
ACADIA Pharmaceuticals Inc.3	1,298,000	39,083
Natera, Inc.1,3	4,222,609	37,961
Agios Pharmaceuticals, Inc.3	663,000	37,904
Sawai Pharmaceutical Co., Ltd.2	845,900	37,786
Sartorius AG, non-registered shares, nonvoting preferred2	395,000	37,695
Divi’s Laboratories Ltd.2	2,124,952	36,600
Eurofins Scientific SE, non-registered shares2	59,500	36,228
Capio AB2	6,542,608	35,050
CellaVision AB, non-registered shares1,2	1,908,123	33,384
Alkem Laboratories Ltd.2	905,000	31,219
Ambu AS, Class B, non-registered shares2	341,000	30,551
QIAGEN NV2	932,871	29,130
Teladoc, Inc.3	825,000	28,751
Hypermarcas SA, ordinary nominative	2,556,500	27,745
Genmab A/S2,3	165,000	27,361
Abcam PLC2	1,900,000	27,037
Gerresheimer AG, non-registered shares2	310,000	25,625
Penumbra, Inc.3	265,244	24,960
Krka, dd, Novo mesto2	335,262	23,155
Grifols, SA, Class B (ADR)	616,400	14,128
Grifols, SA, Class A, non-registered shares2	270,000	7,895
Pacific Biosciences of California, Inc.1,3	8,128,077	21,458
NuCana PLC (ADR)1,3	2,002,628	20,247
Acerta Pharma BV2,3,4,5	195,556,815	20,221
Ironwood Pharmaceuticals, Inc., Class A3	1,330,000	19,937
Spark Therapeutics, Inc.3	346,020	17,792
Diplomat Pharmacy, Inc.3	872,100	17,503
Alnylam Pharmaceuticals, Inc.3	137,700	17,495
Seres Therapeutics, Inc.3	1,039,810	10,544
Mesoblast Ltd.2,3	7,769,497	8,828
Mesoblast Ltd. (ADR)3	80,000	467
NantKwest, Inc.3	1,887,290	8,474
Viralytics Ltd.1,2,3	15,650,000	8,416
Intercept Pharmaceuticals, Inc.3	132,137	7,719
Mitra Keluarga Karyasehat Tbk PT2	52,500,000	7,014
Neovasc Inc. (CAD denominated)1,3	6,294,667	3,756
Neovasc Inc.1,3	2,020,548	1,212
Xenon Pharmaceuticals Inc.1,3	1,429,000	4,037
		5,286,192
Industrials 12.31%
Kirby Corp.3	2,195,000	146,626
Loomis AB, Class B2	3,488,042	146,058
MonotaRO Co., Ltd.2	4,374,300	139,565
NIBE Industrier AB, Class B2	13,656,285	130,821
Wizz Air Holdings PLC2,3	2,577,300	127,491
IDEX Corp.	875,000	115,474
TechnoPro Holdings, Inc.1,2	2,036,000	110,603
IMCD NV2	1,740,000	109,444

SMALLCAP World Fund — Page 6 of 22

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Nihon M&A Center Inc.2	2,259,090	$107,679
Bravida Holding AB1,2	15,730,395	105,023
King Slide Works Co., Ltd.1,2	7,623,765	102,623
Rexnord Corp.3	3,830,000	99,657
Aalberts Industries NV, non-registered shares2	1,958,000	99,417
Johnson Electric Holdings Ltd.2	22,632,875	94,862
Continental Building Products, Inc.1,3	3,330,700	93,759
BELIMO Holding AG2	21,330	93,125
Kratos Defense & Security Solutions, Inc.1,3	8,262,000	87,495
NORMA Group SE, non-registered shares2	1,194,339	79,749
Oshkosh Corp.	860,000	78,165
Welbilt Inc.3	3,210,000	75,467
Nabtesco Corp.2	1,964,000	75,332
Rheinmetall AG2	591,000	75,045
Air Lease Corp., Class A	1,493,000	71,798
Masco Corp.	1,625,000	71,402
XP Power Ltd.1,2	1,488,000	68,880
Havells India Ltd.2	7,671,266	67,381
Grafton Group PLC, units2	6,031,000	65,251
ABM Industries Inc.	1,716,400	64,743
GIMA TT SpA2,3	3,187,048	63,414
Grupo Aeroportuario del Pacífico SAB de CV	6,114,455	62,844
REV Group, Inc.	1,926,978	62,685
Graco Inc.	1,374,000	62,132
Landstar System, Inc.	591,000	61,523
Waste Connections, Inc.	840,000	59,590
Watsco, Inc.	350,000	59,514
Fujitec Co., Ltd.2	3,916,000	56,504
Tsubaki Nakashima Co., Ltd.1,2	2,307,800	55,008
Rockwool International A/S, Class B2	188,600	53,456
TransDigm Group Inc.	190,000	52,178
Spirit Airlines, Inc.3	1,152,000	51,667
Spirax-Sarco Engineering PLC2	674,000	51,010
Generac Holdings Inc.3	1,019,500	50,486
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares2	2,164,434	49,772
Allegiant Travel Co.	317,489	49,131
Elementia, SAB de CV3	40,600,000	49,040
Curtiss-Wright Corp.	395,965	48,248
Boyd Group Income Fund	591,300	47,459
American Airlines Group Inc.	872,000	45,370
Nolato AB, Class B2	663,000	43,511
Stabilus SA, non-registered shares2	470,657	42,337
Amara Raja Batteries Ltd.2	3,118,756	41,045
VARTA AG, non-registered shares2,3	1,500,000	38,107
Alliance Global Group, Inc.2,3	118,096,500	37,801
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	7,234,000	37,405
Barrett Business Services, Inc.1	580,000	37,404
ITT Inc.	700,000	37,359
R.R. Donnelley & Sons Co.1	3,890,358	36,180
Kingspan Group PLC2	724,000	31,658
Harmonic Drive Systems Inc.2	529,100	30,875
BWX Technologies, Inc.	487,233	29,473
Coor Service Management Holding AB2	3,797,729	28,931
LT Group, Inc.2	76,014,300	28,540
Clean Harbors, Inc.3	502,500	27,236

SMALLCAP World Fund — Page 7 of 22

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Flughafen Zürich AG2	119,000	$27,211
USG Corp.3	689,912	26,603
Europcar Groupe SA2	2,131,000	26,152
Carborundum Universal Ltd.2	4,365,000	25,719
AKR Corporindo Tbk PT2	54,603,300	25,527
BBA Aviation PLC2	5,195,000	24,520
Takeuchi Mfg. Co., Ltd.2	988,294	23,491
Kornit Digital Ltd.3	1,400,000	22,610
Unique Engineering and Construction PCL2	43,952,900	21,983
Aeroflot - Russian Airlines PJSC2	8,750,000	20,996
J. Kumar Infraprojects Ltd.1,2	4,450,500	20,833
Bossard Holding AG2	85,062	20,024
Embraer SA, ordinary nominative	3,085,000	18,601
Geberit AG2	41,000	18,041
va-Q-tec AG1,2,3	784,000	17,245
Teleperformance SE2	116,247	16,639
PayPoint PLC2	1,220,000	15,035
KEYW Holding Corp.1,3	2,536,400	14,889
BMC Stock Holdings, Inc.3	579,222	14,654
Briggs & Stratton Corp.	500,000	12,685
International Container Terminal Services, Inc.2	5,250,000	11,085
Talgo SA, non-registered shares2	1,910,000	9,757
Sweco AB, Class B, non-registered shares2	425,000	9,413
Troax Group AB2	275,000	9,332
Intrum Justitia AB2	245,000	9,051
Indutrade AB2	310,000	8,428
Douglas Dynamics, Inc.	140,000	5,292
Gujarat Pipavav Port Ltd.2	1,250,865	2,679
		4,800,323
Financials 12.07%
Kotak Mahindra Bank Ltd.2	18,292,040	289,275
Essent Group Ltd.1,3	5,909,535	256,592
Radian Group Inc.	8,622,384	177,707
Bajaj Finance Ltd.2	6,087,160	167,478
Validus Holdings, Ltd.	3,480,000	163,282
SVB Financial Group3	652,500	152,535
Grupo Supervielle SA, Class B (ADR)	4,912,000	144,020
Webster Financial Corp.	2,420,500	135,935
VZ Holding AG2	396,550	134,504
MarketAxess Holdings Inc.	660,000	133,155
Texas Capital Bancshares, Inc.3	1,414,817	125,777
Capitec Bank Holdings Ltd.2	1,291,983	114,386
First Republic Bank	1,141,825	98,928
CenterState Bank Corp.1	3,748,399	96,446
Financial Engines, Inc.	3,137,000	95,051
GT Capital Holdings, Inc.2	3,485,200	90,209
RenaissanceRe Holdings Ltd.	705,000	88,541
MGIC Investment Corp.3	6,136,039	86,580
Great Western Bancorp, Inc.	2,074,703	82,573
NMI Holdings, Inc.1,3	4,800,127	81,602
M&A Capital Partners Co., Ltd.1,2,3	1,213,000	79,282
Umpqua Holdings Corp.	3,785,500	78,738
FCB Financial Holdings, Inc., Class A3	1,476,000	74,981
EFG International AG2	6,785,929	71,753

SMALLCAP World Fund — Page 8 of 22

unaudited

Common stocks Financials (continued)	Shares	Value (000)
Chemical Financial Corp.	1,332,450	$71,246
Close Brothers Group PLC2	3,630,476	70,958
Trupanion, Inc.1,3	2,380,800	69,686
Cannae Holdings, Inc.1,3	4,085,050	69,568
GRUH Finance Ltd.2	8,560,000	67,488
IRB Brasil Resseguros SA	6,306,900	64,645
City Union Bank Ltd.2	21,957,338	61,779
Metro Bank PLC2,3	1,259,528	60,673
Third Point Reinsurance Ltd.3	4,137,138	60,609
Avanza Bank Holding AB2	1,392,768	58,412
Eagle Bancorp, Inc.3	981,000	56,751
Deutsche Pfandbriefbank AG, non-registered shares2	3,330,068	53,253
Indiabulls Housing Finance Ltd.2	2,581,954	48,351
First Hawaiian, Inc.	1,641,087	47,887
Janus Henderson Group PLC	1,200,041	45,914
Cathay General Bancorp, Inc.	1,000,000	42,170
White Mountains Insurance Group, Ltd.	49,300	41,968
Waddell & Reed Financial, Inc., class A	1,850,000	41,329
Legg Mason Partners Equity Fund	915,285	38,424
Redwood Trust, Inc.	2,562,000	37,969
The Bank of N.T. Butterfield & Son Ltd.	1,040,000	37,742
Cholamandalam Investment and Finance Co., Ltd.2	1,840,000	37,452
Moelis & Co., Class A	719,000	34,871
PacWest Bancorp	615,491	31,021
Boston Private Financial Holdings, Inc.	1,978,177	30,563
Eurobank Ergasias SA2,3	29,592,819	30,170
Bharat Financial Inclusion Ltd.2,3	1,865,000	29,219
Artisan Partners Asset Management Inc., Class A	705,000	27,848
Mercury General Corp.	500,000	26,720
Numis Corp. PLC1,2	5,663,282	25,522
KKR Real Estate Finance Trust Inc. REIT	1,250,000	25,013
Greenhill & Co., Inc.	1,169,700	22,809
Onex Corp.	300,000	22,002
Signature Bank3	157,800	21,660
BSE Ltd.2	1,435,459	20,453
Inversiones La Construcción SA	1,025,000	19,379
ICRA Ltd.2	291,264	18,064
Moscow Exchange MICEX-RTS PJSC2	9,271,525	17,526
Permanent TSB Group Holdings PLC2,3	6,457,000	17,432
Shriram Transport Finance Co. Ltd.2	687,618	15,915
Bank of Ireland Group PLC2,3	1,515,227	12,970
Bank of Hawaii Corp.	137,443	11,779
HarborOne Bancorp, Inc.3	500,000	9,580
Pzena Investment Management, Inc.	860,808	9,185
Cowen Inc., Class A3	640,000	8,736
National Bank of Pakistan2	18,295,000	8,049
Habib Bank Ltd.2	5,000,000	7,583
		4,707,673
Consumer staples 5.72%
Raia Drogasil SA, ordinary nominative	7,527,574	208,324
Emmi AG1,2	289,300	208,115
Morinaga & Co., Ltd.1,2	2,902,600	147,113
Ariake Japan Co., Ltd.2	1,607,000	137,095
Lion Corp.2	6,887,000	130,014

SMALLCAP World Fund — Page 9 of 22

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Pinnacle Foods Inc.	1,939,050	$115,315
Dis-Chem Pharmacies Ltd.2	34,627,650	102,091
Greencore Group PLC2	30,232,987	93,750
COSMOS Pharmaceutical Corp.2	429,900	89,785
Milbon Co., Ltd.1,2	2,245,600	75,401
Varun Beverages Ltd.2	6,884,988	70,164
a2 Milk Co. Ltd.2,3	11,975,000	68,863
Simply Good Foods Co., Class A1,3	4,420,000	63,029
Treasury Wine Estates Ltd.2	4,840,000	60,201
Sugi Holdings Co., Ltd.2	1,142,000	58,241
BWX Ltd.1,2	9,060,280	53,440
CCL Products (India) Ltd.1,2	10,642,173	49,901
Davide Campari-Milano SpA2	5,800,000	44,839
Century Pacific Food, Inc.2	133,438,000	43,243
e.l.f. Beauty, Inc.3	1,905,327	42,508
CLIO Cosmetics Co., Ltd.1,2	1,166,900	40,072
Fresh Del Monte Produce Inc.	755,000	35,991
Philip Morris CR as2	32,000	24,875
Puregold Price Club, Inc.2	23,349,300	23,354
Stock Spirits Group PLC2	6,404,674	23,238
Kernel Holding SA2	1,642,578	22,422
Emperador Inc.2	135,870,000	20,013
Herbalife Ltd.3	275,000	18,623
KWS Saat SE, non-registered shares2	46,500	18,570
Hyundai Department Store Co., Ltd.2	186,000	18,148
Coca-Cola Icecek AS, Class C2	1,903,000	17,168
BGF Retail Co., Ltd.2	83,022	16,286
Avenue Supermarts Ltd.2,3	834,000	15,408
Prataap Snacks Ltd. (dba Yellow Diamond)2,3	786,300	15,366
Del Monte Pacific Ltd.2	62,850,314	12,889
PriceSmart, Inc.	130,000	11,193
Lenta Ltd. (GDR)2,3	1,222,000	7,110
Lenta Ltd. (GDR)2,3,6	530,900	3,089
Delfi Ltd.2	9,182,500	9,744
R.E.A. Holdings PLC1,2,3	2,162,000	8,903
Nomad Foods Ltd.3	400,000	6,764
		2,230,658
Materials 4.98%
Dalmia Bharat Ltd.2	2,840,519	142,755
James Hardie Industries PLC (CDI)2	6,855,000	120,673
Supreme Industries Ltd.2	5,511,392	111,868
Lundin Mining Corp.	15,351,000	102,096
Sirius Minerals PLC1,2,3	247,367,560	78,541
Outokumpu Oy, Class A (Finland)2	8,170,000	75,826
Scapa Group PLC1,2	12,183,326	72,097
Stella-Jones Inc.	1,776,500	71,371
Chr. Hansen Holding A/S2	749,000	70,246
Boral Ltd.2	9,965,000	60,394
ACC Ltd.2	2,147,653	59,222
Venator Materials PLC3	2,640,000	58,397
PolyOne Corp.	1,323,600	57,577
United States Steel Corp.	1,472,470	51,816
Clearwater Paper Corp.1,3	1,090,000	49,486
HudBay Minerals Inc.	5,568,237	49,303

SMALLCAP World Fund — Page 10 of 22

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Platform Specialty Products Corp.3	4,917,000	$48,777
Royal Gold, Inc.	564,000	46,316
CCL Industries Inc., Class B, nonvoting	1,000,000	46,205
Buzzi Unicem SPA2	1,603,058	43,263
Mayr-Melnhof Karton AG, non-registered shares2	292,300	42,963
Victrex PLC2	1,090,000	38,823
Allegheny Technologies Inc.3	1,364,500	32,939
KOLON Industries, Inc.2	382,500	31,744
Wienerberger AG2	1,156,000	27,943
Kenmare Resources PLC1,2,3	7,124,863	26,651
CPMC Holdings Ltd.2	31,700,000	25,114
Croda International PLC2	407,448	24,330
Arkema SA2	182,500	22,177
OCI NV2,3	804,000	20,281
Symrise AG2	227,500	19,505
Ingevity Corp.3	272,000	19,168
Steel Dynamics, Inc.	443,700	19,137
Essentra PLC2	2,409,000	17,214
LANXESS AG2	213,040	16,939
Indorama Ventures PCL, foreign registered2	10,114,000	16,530
Wacker Chemie AG2	73,500	14,298
HEXPOL AB, Class B2	1,395,000	14,140
Mountain Province Diamonds Inc.3	4,964,264	13,467
Excelsior Mining Corp.2,3,6	12,868,000	13,343
Hummingbird Resources PLC1,2,3	27,459,300	12,699
Bacanora Minerals Ltd.1,2,3	8,573,925	12,326
Huhtamäki Oyj2	249,139	10,430
Danakali Ltd.1,2,3	16,700,000	9,306
S H Kelkar and Co. Ltd.2	1,920,883	8,934
Kennady Diamonds Inc.1,3	2,557,952	6,207
Nampak Ltd.2	3,956,000	5,184
Dalradian Resources Inc.3	4,000,000	4,216
Rusoro Mining Ltd.3	21,437,000	1,194
		1,943,431
Energy 3.48%
Centennial Resource Development, Inc., Class A3,6	7,345,088	145,433
Centennial Resource Development, Inc., Class A3	262,782	5,203
Diamondback Energy, Inc.3	947,000	119,559
Whitecap Resources Inc.	11,535,454	82,134
Whitecap Resources Inc.2,6	2,970,000	20,512
Petronet LNG Ltd.2	22,920,000	91,360
SM Energy Co.	3,136,624	69,257
Extraction Oil & Gas, Inc.3	4,745,000	67,901
Seven Generations Energy Ltd., Class A3	4,675,000	66,127
Kosmos Energy Ltd.3	9,253,000	63,383
Peyto Exploration & Development Corp.	4,953,836	59,233
U.S. Silica Holdings, Inc.	1,707,000	55,580
WorleyParsons Ltd.2,3	4,798,172	53,609
Parsley Energy, Inc., Class A3	1,707,200	50,260
Concho Resources Inc.3	279,500	41,987
Source Energy Services Ltd.1,3	3,438,235	24,864
Source Energy Services Ltd.1,2,3,6	1,500,000	10,413
Tidewater Midstream and Infrastructure Ltd.1	24,334,000	29,425
Hurricane Energy PLC2,3	68,881,650	28,707

SMALLCAP World Fund — Page 11 of 22

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Tullow Oil PLC2,3	10,271,173	$28,620
Keyera Corp.	952,400	26,837
Tallgrass Energy GP, LP, Class A	809,900	20,847
Golar LNG Ltd.	628,092	18,723
Ophir Energy PLC2,3	20,517,000	18,700
RSP Permian, Inc.3	400,000	16,272
Venture Global LNG, Inc., Series C2,3,4,5,6	4,240	15,989
PDC Energy, Inc.3	248,000	12,782
Pilipinas Shell Petroleum Corp.2	10,158,690	12,411
Independence Contract Drilling, Inc.1,3	3,024,597	12,038
Carrizo Oil & Gas, Inc.3	513,032	10,917
San Leon Energy PLC1,2,3,5	32,348,000	10,788
Pason Systems Inc.	738,400	10,685
Lekoil Ltd. (CDI)1,2,3	42,922,391	9,424
Savannah Petroleum PLC1,2,3	20,040,000	7,644
Tourmaline Oil Corp.3	410,000	7,430
Gulf Keystone Petroleum Ltd.2,3	4,870,000	7,070
Gulf Keystone Petroleum Ltd.2,3,6	157,150	228
Sterling Resources Ltd.1	34,775,000	6,501
Amerisur Resources PLC2,3	25,204,200	6,273
BNK Petroleum Inc.1,3	12,804,914	4,686
Providence Resources PLC1,2,3	35,235,000	4,156
Africa Oil Corp. (SEK denominated)2,3	2,683,000	3,006
Denbury Resources Inc.3	669,000	1,478
African Petroleum Corp. Ltd.2,3	976,507	107
		1,358,559
Real estate 1.50%
WHA Corp. PCL1,2	1,145,170,900	140,536
MGM Growth Properties LLC REIT, Class A1	4,196,487	122,328
Purplebricks Group PLC1,2,3	21,454,500	120,504
D. Carnegie & Co. AB2,3	2,500,000	37,251
OUTFRONT Media Inc. REIT	1,545,153	35,848
Gaming and Leisure Properties, Inc. REIT	800,000	29,600
Inmobiliaria Colonial Socimi SA2	2,808,000	27,846
Mahindra Lifespace Developers Ltd.1,2	2,696,725	19,356
K. Wah International Holdings Ltd.2	33,743,028	18,415
Fibra Uno Administración, SA de CV REIT	8,860,744	13,132
Prologis Property Mexico, SA de CV REIT	4,250,000	7,351
Soundwill Holdings Ltd.2	3,413,500	7,148
Morguard Corp.	23,400	3,341
		582,656
Utilities 0.81%
ENN Energy Holdings Ltd.2	12,061,000	85,572
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares2	25,626,725	76,129
Pampa Energía SA (ADR)3	862,400	58,022
EDP - Energias do Brasil SA	9,404,000	39,690
Northland Power Inc.	1,100,000	20,434
Banpu Power PCL, foreign registered2	22,398,945	17,479
Energy World Corp. Ltd.2,3	50,606,000	14,693
Mytrah Energy Ltd.1,2,3	10,418,000	3,812
		315,831

SMALLCAP World Fund — Page 12 of 22

unaudited

Common stocks Telecommunication services 0.68%	Shares	Value (000)
Iridium Communications Inc.1,3	7,252,388	$85,578
Play Communications SA, non-registered shares2,3	5,517,000	53,583
HKBN Ltd.2	36,225,500	45,809
TalkTalk Telecom Group PLC2	13,138,205	27,106
Cogent Communications Holdings, Inc.	565,000	25,595
Zegona Communications PLC1,2	7,911,786	14,852
Indosat Tbk PT2	38,200,000	13,510
		266,033
Miscellaneous 4.88%
Other common stocks in initial period of acquisition		1,901,311
Total common stocks (cost: $23,935,985,000)		36,345,043
Preferred securities 0.00% Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%1	96,000	134
Total preferred securities (cost: $185,000)		134
Rights & warrants 0.02% Consumer discretionary 0.01%
Central European Media Enterprises Ltd., warrants, expire 20182,3	751,800	2,749
Real estate 0.01%
WHA Corp. PCL, warrants, expire 20201,3	6,210,830	2,172
Information technology 0.00%
Foursquare Labs, Inc., warrants, expire 20332,3,4,5	1,163,990	969
Health care 0.00%
Neovasc Inc., Class B, warrants, expire 20191,2,3	2,020,548	340
Neovasc Inc., Class C, warrants, expire 20191,2,3	808,489	147
Neovasc Inc., Class A, warrants, expire 20221,2,3	2,020,548	52
		539
Total rights & warrants (cost: $926,000)		6,429
Convertible stocks 0.31% Health care 0.16%
Proteus Digital Health, Inc., Series G, convertible preferred2,4,5	3,044,139	42,466
Allakos Inc., Series B, 8.00% noncumulative2,4,5	2,522,736	20,000
		62,466
Information technology 0.13%
DocuSign, Inc., Series E, convertible preferred2,4,5	1,236,304	31,229
DocuSign, Inc., Series B, convertible preferred2,4,5	66,593	1,682
DocuSign, Inc., Series D, convertible preferred2,4,5	47,810	1,207
DocuSign, Inc., Series B1, convertible preferred2,4,5	19,947	504

SMALLCAP World Fund — Page 13 of 22

unaudited

Convertible stocks Information technology (continued)	Shares	Value (000)
Domo, Inc., Series D-2, convertible preferred2,4,5	2,965,036	$10,200
Foursquare Labs, Inc., Series D, convertible preferred2,4,5	1,551,988	6,225
		51,047
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred1,6	60,000	7,669
Total convertible stocks (cost: $128,475,000)		121,182
Convertible bonds 0.06% Consumer discretionary 0.06%	Principal amount (000)
Caesars Entertainment Corp. 5.00% 2024	$11,061	21,452
Total convertible bonds (cost: $21,243,000)		21,452
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%
U.S. Treasury 0.875% 20187	25,000	24,908
Total U.S. Treasury bonds & notes		24,908
Total bonds, notes & other debt instruments (cost: $24,909,000)		24,908
Short-term securities 6.29%
American Honda Finance Corp. 1.24%–1.54% due 1/8/2018–3/16/2018	80,000	79,826
Bank of Montreal 1.33%–1.72% due 1/11/2018–3/29/2018	120,000	119,751
Bank of Nova Scotia 1.65% due 3/19/20186	50,000	49,812
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.36% due 1/5/2018	24,200	24,194
BMW U.S. Capital LLC 1.27% due 1/12/20186	50,000	49,971
Canadian Imperial Bank of Commerce 1.68% due 3/19/20186	25,000	24,914
Coca-Cola Co. 1.26% due 1/18/20186	50,000	49,960
Commonwealth Bank of Australia 1.47% due 3/7/20186	50,000	49,844
CPPIB Capital Inc. 1.31% due 1/2/20186	78,000	77,987
DBS Bank Ltd. 1.37% due 1/16/20186	70,000	69,946
Fairway Finance Corp. 1.33% due 1/8/20186	25,000	24,990
Federal Home Loan Bank 1.05%–1.30% due 1/5/2018–2/27/2018	579,200	578,643
Freddie Mac 1.28% due 4/6/2018	40,000	39,852
Gotham Funding Corp. 1.33% due 1/8/20186	65,200	65,173
John Deere Canada ULC 1.32% due 1/9/20186	25,000	24,989
Kells Funding, LLC 1.41%–1.54% due 2/14/2018–2/26/20186	100,700	100,475
Microsoft Corp. 1.23% due 1/23/20186	117,600	117,482
Mitsubishi UFJ Trust and Banking Corp. 1.36% due 1/5/20186	50,000	49,985
Mizuho Bank, Ltd. 1.36%–1.37% due 1/18/2018–2/16/20186	127,100	126,920
National Australia Bank Ltd. 1.61% due 1/29/20186	50,000	49,933
Nestlé Capital Corp. 1.32%–1.60% due 2/2/2018–4/13/20186	75,000	74,829
Nordea Bank AB 1.30%–1.44% due 1/4/2018–4/9/20186	140,000	139,632
Old Line Funding, LLC 1.57% due 3/26/20186	48,000	47,794
Private Export Funding Corp. 1.37% due 3/19/20186	33,600	33,483
Procter & Gamble Co. 1.31% due 2/20/20186	30,000	29,935
Province of Alberta 1.25%–1.33% due 1/16/2018–2/16/20186	75,000	74,882
Qualcomm Inc. 1.23% due 1/25/20186	58,000	57,934
Royal Bank of Canada 1.45% due 2/6/2018	35,000	34,941

SMALLCAP World Fund — Page 14 of 22

unaudited

Short-term securities	Principal amount (000)	Value (000)
Svenska Handelsbanken Inc. 1.30% due 1/16/20186	$20,000	$19,986
Swedbank AB 1.50% due 3/20/2018	35,235	35,122
Thunder Bay Funding, LLC 1.49% due 2/26/20186	36,000	35,903
Toronto-Dominion Bank 1.45% due 3/16/20186	47,000	46,829
Total Capital Canada Ltd. 1.35% due 2/5/20186	20,000	19,968
Victory Receivables Corp. 1.43% due 2/6/20186	20,000	19,964
Westpac Banking Corp. 1.55% due 1/30/20186	9,000	8,988
Total short-term securities (cost: $2,455,302,000)		2,454,837
Total investment securities 99.93% (cost: $26,567,025,000)		38,973,985
Other assets less liabilities 0.07%		27,201
Net assets 100.00%		$39,001,186

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2017 (000)
Purchases (000)	Sales (000)
USD27,252	CAD34,000	UBS AG	1/8/2018	$198
USD32,919	GBP24,400	Bank of America, N.A.	1/10/2018	(38)
USD15,217	GBP11,375	Bank of America, N.A.	1/11/2018	(148)
USD26,020	GBP19,380	Goldman Sachs	1/22/2018	(168)
USD47,393	JPY5,303,225	JPMorgan Chase	1/23/2018	267
USD13,010	ZAR172,500	Barclays Bank PLC	1/24/2018	(872)
USD14,279	GBP10,590	Barclays Bank PLC	2/22/2018	(45)
USD102,786	GBP76,514	Citibank	2/23/2018	(707)
USD46,505	INR3,049,338	Citibank	2/26/2018	(924)
				$(2,437)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Common stocks 20.56%
Consumer discretionary 5.86%
Seria Co., Ltd.2	4,334,948	—	—	4,334,948	$—	$19,662	$—	$260,946
Lions Gate Entertainment Corp., Class A3	4,243,393	—	115,000	4,128,393	301	779	—	139,581
Lions Gate Entertainment Corp., Class B3	3,878,393	—	88,000	3,790,393	229	(666)	—	120,307
YOOX Net-A-Porter Group SPA2,3	6,093,000	1,048,669	—	7,141,669	—	(25,982)	—	249,270

SMALLCAP World Fund — Page 15 of 22

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
GVC Holdings PLC2	19,240,894	—	3,605,000	15,635,894	$14,775	$11,049	$—	$195,241
Evolution Gaming Group AB2	1,943,200	—	—	1,943,200	—	13,238	—	137,303
Entertainment One Ltd.2	27,650,631	—	—	27,650,631	—	25,494	—	121,086
Beauty Community PCL, foreign registered2	208,500,000	—	45,717,000	162,783,000	18,077	11,976	—	104,299
zooplus AG, non-registered shares2,3	500,634	60,000	—	560,634	—	5,947	—	100,853
Ted Baker PLC2	3,446,897	—	775,000	2,671,897	3,682	(1,543)	755	97,404
MakeMyTrip Ltd., non-registered shares3	2,877,300	6,400	—	2,883,700	—	3,175	—	86,079
MakeMyTrip Ltd., non-registered shares3,4	92,000	—	—	92,000	—	101	—	2,746
Ace Hardware Indonesia Tbk PT2	850,382,300	179,367,665	—	1,029,749,965	—	(6,352)	—	87,585
Tailored Brands, Inc.	3,741,000	194,600	—	3,935,600	—	29,120	708	85,914
POYA International Co., Ltd.2	6,803,267	—	—	6,803,267	—	3,737	—	85,128
Taiwan Paiho Ltd.2	21,611,000	—	1,050,000	20,561,000	943	(12,820)	—	83,588
Sleep Country Canada Holdings Inc.	3,011,253	715	—	3,011,968	—	(7,060)	389	80,032
Delta Corp Ltd.2	—	15,990,000	—	15,990,000	—	10,170	—	77,176
Strayer Education, Inc.	845,750	—	—	845,750	—	1,954	211	75,762
Hostelworld Group PLC2	7,645,662	—	—	7,645,662	—	2,792	—	39,601
Lands’ End, Inc.3	1,654,000	107,232	—	1,761,232	—	11,206	—	34,432
Talwalkars Better Value Fitness Ltd.2	2,389,000	—	—	2,389,000	—	1,991	—	11,897
BNN Technology PLC2,3,5	19,007,000	—	—	19,007,000	—	65	—	8,623
JINS Inc.2,8	1,381,000	—	782,000	599,000	11,109	(27,416)	—	—
								2,284,853
Information technology 3.27%
Paycom Software, Inc.3	3,126,716	100,000	195,000	3,031,716	5,429	10,756	—	243,538
ZPG PLC2	26,498,395	—	1,000,000	25,498,395	(174)	(9,900)	1,297	113,745
Inphi Corp.3	2,970,199	—	—	2,970,199	—	(9,178)	—	108,709
Acacia Communications, Inc.3	2,179,910	658,550	—	2,838,460	—	(26,103)	—	102,837
Callidus Software Inc. (USA)3	3,420,000	—	—	3,420,000	—	13,680	—	97,983
Alarm.Com Holdings, Inc.3	1,910,000	640,000	—	2,550,000	—	(16,173)	—	96,262
Globant SA3	1,969,510	48,000	—	2,017,510	—	12,788	—	93,734
eMemory Technology Inc.2	6,146,000	—	—	6,146,000	—	9,268	—	88,146
Talend SA (ADR)3	2,164,055	—	—	2,164,055	—	(7,488)	—	81,109
Mitel Networks Corp.3	5,934,900	1,751,000	—	7,685,900	—	(1,457)	—	63,255
Quotient Technology Inc.3	6,711,613	—	1,399,946	5,311,667	(2,399)	(20,993)	—	62,412
SPS Commerce, Inc.3,9	730,000	429,000	—	1,159,000	—	(6,486)	—	56,316
GoldMoney Inc.3	3,531,100	—	—	3,531,100	—	4,199	—	17,613
GoldMoney Inc.2,3,6	—	1,400,000	—	1,400,000	—	1,455	—	6,285
MagnaChip Semiconductor Corp.3	2,355,000	—	—	2,355,000	—	(3,297)	—	23,432
Datalex PLC2	6,106,000	—	—	6,106,000	—	(6,044)	—	20,882
Vanguard International Semiconductor Corp.2,8	83,546,386	4,051,000	10,036,000	77,561,386	5,621	36,416	—	—
RIB Software SE2,8	2,980,173	—	826,357	2,153,816	10,344	14,233	—	—
WIN Semiconductors Corp.2,8	20,743,009	328,000	2,314,000	18,757,009	9,149	56,401	—	—
Douzone Bizon Co., Ltd.2,8	1,755,000	—	—	1,755,000	—	6,659	489	—
								1,276,258

SMALLCAP World Fund — Page 16 of 22

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Health care 3.82%
Molina Healthcare, Inc.3	4,069,005	—	—	4,069,005	$—	$32,227	$—	$312,011
GW Pharmaceuticals PLC (ADR)3	1,891,400	295,892	—	2,187,292	—	61,857	—	288,744
Insulet Corp.3	3,734,000	—	—	3,734,000	—	51,977	—	257,646
iRhythm Technologies, Inc.3	1,591,200	40,000	—	1,631,200	—	6,766	—	91,429
Flexion Therapeutics, Inc.3	2,538,000	334,000	—	2,872,000	—	2,029	—	71,915
Genomma Lab Internacional, SAB de CV, Series B3	67,483,000	—	—	67,483,000	—	(16,216)	—	70,426
Glaukos Corp.3	2,740,000	—	—	2,740,000	—	(20,139)	—	70,281
Osstem Implant Co., Ltd.2,3	1,078,621	—	—	1,078,621	—	(6,416)	—	59,497
Evolent Health, Inc., Class A3	—	4,142,000	—	4,142,000	—	(1,233)	—	50,947
Adaptimmune Therapeutics PLC (ADR)3	6,792,700	—	—	6,792,700	—	(10,257)	—	45,375
CryoLife, Inc.3	1,993,149	164,102	—	2,157,251	—	(7,207)	—	41,311
Natera, Inc.3	4,222,609	—	—	4,222,609	—	(16,468)	—	37,961
CellaVision AB, non-registered shares2	1,908,123	—	—	1,908,123	—	(7,322)	—	33,384
Pacific Biosciences of California, Inc.3	8,128,077	—	—	8,128,077	—	(21,214)	—	21,458
NuCana PLC (ADR)3	1,932,728	69,900	—	2,002,628	—	(16,571)	—	20,247
Viralytics Ltd.2,3	14,000,000	1,650,000	—	15,650,000	—	(1,487)	—	8,416
Neovasc Inc. (CAD denominated)3	6,294,667	—	—	6,294,667	—	(6,889)	—	3,756
Neovasc Inc.3	—	2,020,548	—	2,020,548	—	(1,738)	—	1,212
Xenon Pharmaceuticals Inc.3	1,429,000	—	—	1,429,000	—	(179)	—	4,037
CONMED Corp.8	1,823,000	15,300	465,000	1,373,300	77	(2,224)	272	—
Vitrolife AB2,8	1,363,579	—	396,620	966,959	10,359	(19,687)	—	—
Virtus Health Ltd.8	5,223,000	—	5,223,000	—	(9,961)	7,561	—	—
Monash IVF Group Ltd.2,8	18,820,000	—	18,820,000	—	(16,738)	13,694	—	—
								1,490,053
Industrials 1.92%
TechnoPro Holdings, Inc.2	1,969,000	67,000	—	2,036,000	—	14,317	899	110,603
Bravida Holding AB2	15,730,395	—	—	15,730,395	—	(10,237)	—	105,023
King Slide Works Co., Ltd.2	7,623,765	—	—	7,623,765	—	(1,306)	—	102,623
Continental Building Products, Inc.3	3,330,700	—	—	3,330,700	—	7,161	—	93,759
Kratos Defense & Security Solutions, Inc.3	8,087,000	175,000	—	8,262,000	—	(20,262)	—	87,495
XP Power Ltd.2	1,237,207	250,793	—	1,488,000	—	11,497	359	68,880
Tsubaki Nakashima Co., Ltd.2	2,628,000	189,000	509,200	2,307,800	—	6,364	673	55,008
Barrett Business Services, Inc.	580,000	—	—	580,000	—	4,617	145	37,404
R.R. Donnelley & Sons Co.	3,890,358	—	—	3,890,358	—	(3,890)	545	36,180
J. Kumar Infraprojects Ltd.2	4,450,500	—	—	4,450,500	—	6,880	—	20,833
va-Q-tec AG2,3	542,000	242,000	—	784,000	—	(2,629)	—	17,245
KEYW Holding Corp.3	2,536,400	—	—	2,536,400	—	(4,413)	—	14,889
								749,942
Financials 1.74%
Essent Group Ltd.3	5,825,535	84,000	—	5,909,535	—	17,090	—	256,592
CenterState Bank Corp.	3,748,399	—	—	3,748,399	—	(4,011)	225	96,446
NMI Holdings, Inc.3	2,553,127	2,247,000	—	4,800,127	—	17,287	—	81,602
M&A Capital Partners Co., Ltd.2,3	937,100	275,900	—	1,213,000	—	17,860	—	79,282

SMALLCAP World Fund — Page 17 of 22

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Trupanion, Inc.3	2,380,800	—	—	2,380,800	$—	$6,809	$—	$69,686
Cannae Holdings, Inc.3	—	4,085,050	—	4,085,050	—	(1,004)	—	69,568
Numis Corp. PLC2	5,663,282	—	—	5,663,282	—	4,214	494	25,522
								678,698
Consumer staples 1.66%
Emmi AG2	289,300	—	—	289,300	—	18,539	—	208,115
Morinaga & Co., Ltd.2	2,390,600	512,000	—	2,902,600	—	(12,365)	—	147,113
Milbon Co., Ltd.2	1,324,300	1,142,100	220,800	2,245,600	4,914	4,105	524	75,401
Simply Good Foods Co., Class A3	4,017,095	402,905	—	4,420,000	—	11,158	—	63,029
BWX Ltd.2	7,969,682	1,352,280	261,682	9,060,280	—	11,656	—	53,440
CCL Products (India) Ltd.2	10,642,173	—	—	10,642,173	—	(307)	—	49,901
CLIO Cosmetics Co., Ltd.2	1,166,900	—	—	1,166,900	—	6,586	651	40,072
R.E.A. Holdings PLC2,3	2,162,000	—	—	2,162,000	—	(295)	—	8,903
								645,974
Materials 0.68%
Sirius Minerals PLC2,3	247,367,560	—	—	247,367,560	—	(5,919)	—	78,541
Scapa Group PLC2	12,183,326	—	—	12,183,326	—	(70)	—	72,097
Clearwater Paper Corp.3	990,000	100,000	—	1,090,000	—	(3,592)	—	49,486
Kenmare Resources PLC2,3	7,124,863	—	—	7,124,863	—	(4,593)	—	26,651
Hummingbird Resources PLC2,3	27,459,300	—	—	27,459,300	—	(409)	—	12,699
Bacanora Minerals Ltd.2,3	8,573,925	—	—	8,573,925	—	3,422	—	12,326
Danakali Ltd.2,3	16,700,000	—	—	16,700,000	—	240	—	9,306
Kennady Diamonds Inc.3	2,557,952	—	—	2,557,952	—	159	—	6,207
								267,313
Energy 0.31%
Source Energy Services Ltd.3	3,438,235	—	—	3,438,235	—	(350)	—	24,864
Source Energy Services Ltd.2,3,6	—	1,500,000	—	1,500,000	—	756	—	10,413
Tidewater Midstream and Infrastructure Ltd.	24,334,000	—	—	24,334,000	—	1,732	192	29,425
Independence Contract Drilling, Inc.3	2,955,645	68,952	—	3,024,597	—	583	—	12,038
San Leon Energy PLC2,3,5	32,348,000	—	—	32,348,000	—	1,847	—	10,788
Lekoil Ltd. (CDI)2,3	42,922,391	—	—	42,922,391	—	(495)	—	9,424
Savannah Petroleum PLC2,3	17,844,000	2,196,000	—	20,040,000	—	(1,664)	—	7,644
Sterling Resources Ltd.	—	34,775,000	—	34,775,000	—	1	—	6,501
BNK Petroleum Inc.3	12,804,914	—	—	12,804,914	—	1,556	—	4,686
Providence Resources PLC2,3	35,235,000	—	—	35,235,000	—	1,500	—	4,156
								119,939
Real estate 1.03%
WHA Corp. PCL2	1,145,170,900	—	—	1,145,170,900	—	18,189	1,705	140,536
MGM Growth Properties LLC REIT, Class A	4,148,087	48,400	—	4,196,487	—	(4,438)	1,763	122,328
Purplebricks Group PLC2,3	21,151,800	302,700	—	21,454,500	—	9,366	—	120,504
Mahindra Lifespace Developers Ltd.2	2,696,725	—	—	2,696,725	—	215	—	19,356
								402,724
Utilities 0.01%
Mytrah Energy Ltd.2,3	10,418,000	—	—	10,418,000	—	(344)	—	3,812

SMALLCAP World Fund — Page 18 of 22

unaudited

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Telecommunication services 0.26%
Iridium Communications Inc.3	7,206,088	46,300	—	7,252,388	$—	$10,814	$—	$85,578
Zegona Communications PLC2	12,305,654	—	4,393,868	7,911,786	1,255	(2,566)	407	14,852
								100,430
Total common stocks								8,019,996
Convertible stocks 0.02%
Telecommunication services 0.02%
Iridium Communications Inc., Series A, convertible preferred6	60,000	—	—	60,000	—	795	—	7,669
Preferred securities 0.00%
Consumer staples 0.00%
R.E.A. Holdings PLC 9.00%	96,000	—	—	96,000	—	(2)	6	134
Rights & warrants 0.01%
Health care 0.00%
Neovasc Inc., Class B, warrants, expire 20192,3	—	2,020,548	—	2,020,548	—	340	—	340
Neovasc Inc., Class C, warrants, expire 20192,3	—	808,489	—	808,489	—	147	—	147
Neovasc Inc., Class A, warrants, expire 20222,3	—	2,020,548	—	2,020,548	—	52	—	52
								539
Real estate 0.01%
WHA Corp. PCL, warrants, expire 20203	6,909,830	—	699,000	6,210,830	298	215	—	2,172
Total rights & warrants								2,711
Total 20.59%					$67,290	$283,125	$12,709	$8,030,510

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $17,026,358,000, which represented 43.66% of the net assets of the fund. This amount includes $16,766,486,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Security did not produce income during the last 12 months.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Value determined using significant unobservable inputs.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,776,546,000, which represented 4.56% of the net assets of the fund.
7	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,948,000, which represented less than .01% of the net assets of the fund.
8	Unaffiliated issuer at 12/31/2017.
9	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2017; it was not publicly disclosed.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$42,466.11%
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	31,229.08
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	1,682.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	1,207.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	504.00
Acerta Pharma BV	5/7/2014	11,250	20,221.05

SMALLCAP World Fund — Page 19 of 22

unaudited

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Allakos Inc., Series B, 8.00% noncumulative	11/29/2017	$20,000	$20,000.05%
Venture Global LNG, Inc., Series C	5/1/2015	12,720	15,989.04
Domo, Inc., Series D-2, convertible preferred	3/31/2015	25,000	10,200.03
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	6,225.02
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	969.00
MakeMyTrip Ltd., non-registered shares	5/2/2017	3,312	2,746.01
Total private placement securities		$ 150,283	$ 153,438.39%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $402,716,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that

SMALLCAP World Fund — Page 20 of 22

unaudited

are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$3,244,872	$4,203,193	$41,561	$7,489,626
Information technology	3,360,719	2,102,031	—	5,462,750
Health care	3,945,518	1,320,453	20,221	5,286,192
Industrials	1,986,844	2,813,479	—	4,800,323
Financials	3,099,517	1,608,156	—	4,707,673
Consumer staples	501,747	1,728,911	—	2,230,658
Materials	677,672	1,265,759	—	1,943,431
Energy	1,029,542	302,240	26,777	1,358,559
Real estate	211,600	371,056	—	582,656
Utilities	118,146	197,685	—	315,831
Telecommunication services	111,173	154,860	—	266,033
Miscellaneous	1,149,105	752,206	—	1,901,311
Preferred securities	134	—	—	134
Rights & warrants	2,172	3,288	969	6,429
Convertible stocks	—	7,669	113,513	121,182
Convertible bonds	—	21,452	—	21,452
Bonds, notes & other debt instruments	—	24,908	—	24,908
Short-term securities	—	2,454,837	—	2,454,837
Total	$19,438,761	$19,332,183	$203,041	$38,973,985

SMALLCAP World Fund — Page 21 of 22

unaudited

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$465	$—	$465
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,902)	—	(2,902)
Total	$—	$(2,437)	$—	$(2,437)

*	Securities with a value of $16,766,485,000, which represented 42.99% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
SDR = Swedish Depositary Receipts
SEK = Swedish kronor
USD/$ = U.S. dollars
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-035-0218O-S60695	SMALLCAP World Fund — Page 22 of 22

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: February 28, 2018